Note 9 - Capital Stock and Reserves (Details Textual)						1 Months Ended	3 Months Ended		12 Months Ended							36 Months Ended
		Nov. 15, 2025	Apr. 01, 2025	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Jun. 20, 2025 shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares		Mar. 31, 2025 CAD ($) $ / shares $ / shares shares		Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2028	Mar. 31, 2025 CAD ($) $ / shares shares		Mar. 31, 2025 $ / shares	Aug. 24, 2023 CAD ($) shares	Sep. 07, 2022 shares
Statement Line Items [Line Items]
Proceeds from exercise of warrants									$ 0				$ 0	$ 1,059,017
Flow-through premium liability						$ 11,666		$ 11,666	1,791,526		$ 1,791,526		11,666	0	$ 0		$ 1,791,526
Payments for share issue costs									675,557				480,415	99,624
Proceeds from issuing shares									11,850,379				7,047,668	1,661,807
Total equity						$ 13,209,537		$ 13,209,537	$ 24,492,262		$ 24,492,262		$ 13,209,537	$ 10,387,622	$ 6,741,746		$ 24,492,262
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares													30,900
Issue of equity, shares issued for services													$ 187,872
Number of share options exercised in share-based payment arrangement									(0)				36,000	13,000
Proceeds from exercise of options									$ 0				$ 131,400	$ 77,750
Increase (decrease) through exercise of options, equity													131,400	$ 77,750
Increase in number of shares outstanding, exercise of warrants (in shares) | shares														212,750
Increase (decrease) through share-based payment transactions, equity									$ 872,879				$ 910,700	$ 815,428
Number of share options expired in share-based payment arrangement									156,589				80,300
Share-based arrangement, payment reserve, forfeited									$ 619,093					$ 860,158
Reversal of share-based payments									$ 134,962
Number of share options granted in share-based payment arrangement									339,542				238,500	121,000
Expense from share-based payment transactions														$ 42,702
Stock options, repriced (in shares) | shares									387,920
Incremental fair value granted, modified share-based payment arrangements									$ 13,200
Number of share options forfeited in share-based payment arrangement									156,589				80,300	121,000
Number of share options outstanding in share-based payment arrangement						333,500		333,500	516,453		516,453		333,500	211,300	224,300		516,453
Change in fair value of derivative, spin-out transaction									$ 5,647
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Statement Line Items [Line Items]
Change in fair value of derivatives								$ 656,946
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 6.25
Class of warrant or right, granted, value													$ 270,400
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares				1
Warrants and rights outstanding, term (Year)				5 years	5 years
Derivative financial liabilities				$ 823,597		$ 656,946		$ 656,946					656,946
Total gains (losses) on financial liabilities at fair value through profit or loss													$ 166,651
Class of warrant or right, granted (in shares) | shares													40,000
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares				40,000	40,000
Total equity				$ 270,400
Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares														$ 10
Class of warrant or right, granted, value														$ 22,000
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares														1
Warrants and rights outstanding, term (Year)														2 years
Class of warrant or right, granted (in shares) | shares														5,765
Total equity														$ 22,000
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares									(0)				(0)
Class of warrant or right outstanding 1 (in shares) | shares						341,592		341,592	341,592	[1]	341,592	[1]	341,592	0			341,592	[1]
Unit warrants expiring March 13, 2026 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares							334,239
Warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares									(0)
Class of warrant or right outstanding 1 (in shares) | shares						0		0	3,045,000	[2]	3,045,000	[2]	0				3,045,000	[2]
Warrants expiring November 14, 2026 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares							663,700
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares									(0)				(0)
Class of warrant or right outstanding 1 (in shares) | shares						800,000		800,000	800,000		800,000		800,000	0			800,000			800,000
Class of warrants or rights outstanding, value						$ 656,946		$ 656,946	$ 152,765		$ 152,765		$ 656,946				$ 152,765			$ 823,597
Share purchase warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares																			$ 6.25
Class of warrant or right outstanding 1 (in shares) | shares	[3]								800,000		800,000						800,000
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares									$ 0.8114
Share purchase warrants expiring July 14, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		$ 4						$ 4
Class of warrant or right outstanding 1 (in shares) | shares	[4]								341,592		341,592						341,592
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares									$ 0.3584
Share purchase warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		$ 4						$ 4
Class of warrant or right outstanding 1 (in shares) | shares	[5]								247,471		247,471						247,471
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares									$ 0.3048
Share purchase warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		$ 4						$ 4
Class of warrant or right outstanding 1 (in shares) | shares	[6]								3,045,500		3,045,500						3,045,500
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares									$ 0.3584
Agent warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares									(0)
Class of warrant or right outstanding 1 (in shares) | shares						0		0	162,730	[7]	162,730	[7]	0				162,730	[7]
Agent warrants expiring November 14, 2026 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares							130,184
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted, value									$ 201,500
Class of warrant or right, granted (in shares) | shares									162,781
Expense from share-based payment transactions									$ 22,001
Class of warrant or right, exercised during period (in shares) | shares									(0)				(0)	(0)
Class of warrant or right outstanding 1 (in shares) | shares						49,039		49,039	206,055		206,055		49,039	5,765	0		206,055
Number of warrants issued during the period (in shares) | shares									5,765
Restricted share units [member]
Statement Line Items [Line Items]
Shares issued, settlements of other equity instruments									$ 82,570
Share-based reserves, reallocation to share capital									224,591
Expense from share-based payment transactions									$ 468,247				$ 0	$ 0
Number of other equity instruments granted in share-based payment arrangement									229,579
Weighted average fair value at measurement date, other equity instruments granted									$ 614,957		$ 614,957						$ 614,957
Number of other equity instruments vested in share-based payment arrangement									79,317
Number of other equity instruments exercised or vested in share-based payment arrangement									82,570
Restricted share units [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Share options, vesting duration (Year)																3 years
Number of other equity instruments vested in share-based payment arrangement		5,362	7,088													89,674
Common shares [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement													36,000	13,000
Proceeds from exercise of options													$ 131,400	$ 77,750
Increase (decrease) through exercise of options, equity													$ 53,400	78,528
Exercise price of outstanding share options (in CAD per share) | $ / shares						$ 4.95		$ 4.95					$ 4.95
Warrants exercised [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants 1														$ 1,059,017
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement																	160,000
Number of share options exercised in share-based payment arrangement																	20,000
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares														20,000
Increase (decrease) through share-based payment transactions, equity														$ 355,000
Share-based arrangement, payment reserve, forfeited																	$ 723,497
Number of share options granted in share-based payment arrangement													0
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																	$ 9.1
Expense from share-based payment transactions														$ 363,195
Number of share options forfeited in share-based payment arrangement																	390,000
Number of share options outstanding in share-based payment arrangement									0		0				250,000		0
Share-based arrangement, common shares reserved for issuance (in shares) | shares																					343,391
Share options cancelled under share-based arrangement (in shares) | shares														390,000
Total expense from share-based payment transactions, reversed														$ 723,496
Performance Share Units (PSU) [member] | Company director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement														40,000
Expense from share-based payment transactions														$ 63,679
Fair value of share options granted in share-based payment arrangement														$ 387,379
Performance Share Units (PSU) [member] | Company director [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 25
Performance Share Units (PSU) [member] | Company director [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 87.5
Performance Share Units (PSU) [member] | Company directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement														120,000
Expense from share-based payment transactions														$ 55,615
Fair value of share options granted in share-based payment arrangement														$ 1,246,463
Performance Share Units (PSU) [member] | Company directors [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 19.5
Performance Share Units (PSU) [member] | Company directors [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 68
Performance Share Units (PSU) [member] | Other related parties [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment transactions, equity														$ 355,000
The 2023 stock incentive plan [member]
Statement Line Items [Line Items]
Share-based compensation, number of shares authorized (in shares) | shares									1,500,000		1,500,000						1,500,000
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									36,000				17,500	20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)									$ 3.91		$ 2.84		$ 5.65	$ 12.75
Share-based payment arrangement, options, fair value						$ 60,200		$ 60,200	$ 112,200		$ 112,200		$ 60,200	$ 198,300			$ 112,200
Share-based payment arrangement, award vesting period (Year)													3 years	3 years
Options issued to directors and officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									83,194
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 2.76
Share-based payment arrangement, options, fair value									$ 167,600		$ 167,600						$ 167,600
Number of share options vested under share-based arrangements (in shares) | shares									51,323
Number of unvested stock options outstanding (in shares) | shares									31,871		31,871						31,871
Share options, vesting duration (Year)									3 years
Expense from share-based payment transactions									$ 133,795
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									55,000					8,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 2.76					$ 13.75
Share-based payment arrangement, options, fair value									$ 91,100		$ 91,100			$ 83,200			$ 91,100
Share-based payment arrangement, award vesting period (Year)														3 years
Options issued to a director, officer, and consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									36,815
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 2.76
Share-based payment arrangement, options, fair value									$ 77,400		$ 77,400						77,400
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									36,000				20,000	62,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)									$ 1.38		$ 0.99		$ 3.3	$ 9
Share-based payment arrangement, options, fair value						36,000		36,000	$ 39,900		$ 39,900		$ 36,000	$ 395,600			39,900
Share-based payment arrangement, award vesting period (Year)													2 years	3 years
Options issued to director [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									9,200				20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 1.38				$ 5.47
Share-based payment arrangement, options, fair value						75,500		75,500	$ 10,200		10,200		$ 75,500				10,200
Share-based payment arrangement, award vesting period (Year)													3 years
options issued to consultant four [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									83,333				36,000	31,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 1.2				$ 3.65	$ 9.5
Share-based payment arrangement, options, fair value						53,400		53,400	$ 61,800		$ 61,800		$ 53,400	$ 208,600			$ 61,800
Share-based payment arrangement, award vesting period (Year)													1 year	2 years
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement													40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares													$ 6.6
Share-based payment arrangement, options, fair value						173,500		173,500					$ 173,500
Share-based payment arrangement, award vesting period (Year)													3 years
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement													85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares													$ 6.6
Share-based payment arrangement, options, fair value						445,500		445,500					$ 445,500
Share-based payment arrangement, award vesting period (Year)													5 years
Options issued to officer [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement													20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares													$ 3.98
Share-based payment arrangement, options, fair value						$ 66,600		$ 66,600					$ 66,600
Share-based payment arrangement, award vesting period (Year)													5 years
Consultant options [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share) | $ / shares									$ 4.95		$ 4.95						$ 4.95
Share-based arrangement, payment reserve, forfeited														$ 891,400
Number of share options forfeited in share-based payment arrangement														121,000
Stock options expiring April 1, 2029 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									(0)
Number of share options granted in share-based payment arrangement									83,194
Number of share options forfeited in share-based payment arrangement									11,589
Number of share options outstanding in share-based payment arrangement						0		0	71,605	[8]	71,605	[8]	0				71,605	[8]
Stock options expiring April 1, 2029 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							10,623
Stock options expiring November 15, 2027 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									(0)
Number of share options granted in share-based payment arrangement									55,000
Number of share options forfeited in share-based payment arrangement									(0)
Number of share options outstanding in share-based payment arrangement						0		0	55,000	[9]	55,000	[9]	0				55,000	[9]
Stock options expiring November 15, 2027 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							37,000
Stock options expiring November 15, 2029 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									(0)
Number of share options granted in share-based payment arrangement									36,815
Number of share options forfeited in share-based payment arrangement									(0)
Number of share options outstanding in share-based payment arrangement						0		0	36,815	[10]	36,815	[10]	0				36,815	[10]
Stock options expiring November 15, 2029 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							20,000
Stock options expiring February 12, 2030 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									(0)
Number of share options granted in share-based payment arrangement									36,000
Number of share options forfeited in share-based payment arrangement									(0)
Number of share options outstanding in share-based payment arrangement						0		0	36,000	[11]	36,000	[11]	0				36,000	[11]
Stock options expiring February 12, 2030 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							10,319
Options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									36,000					13,000
Increase (decrease) through exercise of options, equity														$ 78,528
Options issued to consultant seven [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement															15,000
Performance stock options [member]
Statement Line Items [Line Items]
Number of share options expired in share-based payment arrangement													15,000
Number of share options granted in share-based payment arrangement									0
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares															$ 14.25
Expense from share-based payment transactions									$ 0				$ 0	$ 63,148
Share-based payment arrangement, award vesting period (Year)															2 years
Fair value of share options granted in share-based payment arrangement															$ 126,297
Share-based payment arrangement, award vesting percentage															100.00%
Number of share options outstanding in share-based payment arrangement									0		0						0
Performance Share Units (PSU) modified from earlier grants [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement														140,000
Expense from share-based payment transactions														$ 64,884
Fair value of share options granted in share-based payment arrangement														$ 1,068,398
Performance Share Units (PSU) modified from earlier grants [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 19.5
Performance Share Units (PSU) modified from earlier grants [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares														$ 68
Restricted share units vesting on April 25, 2025 or on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement									48,138
Restricted share units vesting on April 25, 2025 or on resignation [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement			40,276
Restricted share units vesting on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement									7,862
Restricted share units granted in November 15, 2024 [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									222,491
Number of other equity instruments exercised or vested in share-based payment arrangement									82,570
Restricted share units granted in November 15, 2024 [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							51,193
Peg North property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares									28,818				13,072	10,526
Increase (decrease) in equity, evaluation and exploration assets option agreement									$ 100,000				$ 100,000	$ 100,000
Jean lake property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares									12,106				6,128	6,705
Increase (decrease) in equity, evaluation and exploration assets option agreement									$ 50,000				$ 50,000	$ 50,000
Athabasca properties [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares									1,795,492
Increase (decrease) in equity, evaluation and exploration assets option agreement									$ 6,716,449
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares													10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement													$ 85,600
Jol Lithium property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares														364
Increase (decrease) in equity, evaluation and exploration assets option agreement														$ 2,454
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments									7,536,379
Commitment to incur expenses									7,191,300		$ 7,191,300						$ 7,191,300
Finders warrants [member]
Statement Line Items [Line Items]
Flow-through premium liability						$ 20,143		$ 20,143					20,143
Commitment to incur expenses						1,109,268		1,109,268					1,109,268
Warrant premium						377,911		$ 377,911					377,911
Tranche 2 of private placement [member]
Statement Line Items [Line Items]
Flow-through premium liability									537,012		537,012						537,012
Cash finder's fees paid									175
Legal and filing fees									22,694
Commitment to incur expenses									1,455,129		$ 1,455,129						$ 1,455,129
Qualifying CEE									$ 327,605
Tranche 2 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									247,471
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 5.88		$ 5.88						$ 5.88
Proceeds from issuing other equity instruments									$ 1,455,129
Proceeds from exercise of warrants						$ 105,000			$ 0
Tranche 2 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		4						4
Weighted average trading price (in CAD per share) | $ / shares									6		6						6
Tranche 2 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 3.4		$ 3.4						$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares									51		51						51
Class of warrant or right, granted, value									$ 100
Second nonbrokered private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									1,473,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 3		$ 3						$ 3
Proceeds from issuing other equity instruments									$ 4,419,000
Proceeds from exercise of warrants									$ 368,250
Second nonbrokered private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		4						4
Second nonbrokered private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									162,730
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 3		$ 3						$ 3
Proceeds from issuing other equity instruments									$ 201,400
Finders fee									570,015		$ 570,015						$ 570,015
Payments for share issue costs									$ 82,673
Tranche 2 of second private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									1,022,500
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 3.5		$ 3.5						$ 3.5
Proceeds from issuing other equity instruments									$ 3,578,750
Proceeds from exercise of warrants									255,625
Flow-through premium liability									511,250		$ 511,250						$ 511,250
Commitment to incur expenses									3,578,750		$ 3,578,750						$ 3,578,750
Qualifying CEE									$ 0
Tranche 2 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		$ 4						$ 4
Tranche 3 of second private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement									550,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4.55		$ 4.55						$ 4.55
Proceeds from issuing other equity instruments									$ 2,502,500
Proceeds from exercise of warrants									137,500
Flow-through premium liability									852,500		$ 852,500						$ 852,500
Commitment to incur expenses									2,502,500		$ 2,502,500						$ 2,502,500
Qualifying CEE									$ 0
Tranche 3 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 4		$ 4						$ 4
Shares issued in public offering [member]
Statement Line Items [Line Items]
Payments for share issue costs				$ 387,416	$ 286,000
Total increase (decrease) in number of shares outstanding (in shares) | shares				800,000	800,000
Number of warrants per unit (in shares) | shares				1
Number of common shares per unit (in shares) | shares				1
Shares issued, price per share (in CAD per share) | (per share)				$ 6.77	$ 5
Proceeds from issuing shares				$ 5,418,400	$ 4,000,000
Tranche 1 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid													$ 11,134
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement													188,651
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares						$ 5.88		$ 5.88					$ 5.88
Proceeds from issuing other equity instruments													$ 1,109,268
Proceeds from exercise of warrants													$ 1,109,268
Tranche 1 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares						4		4					$ 4
Weighted average trading price (in CAD per share) | $ / shares						6		6					6
Tranche 1 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares						$ 3.4		$ 3.4					$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares						3,274		3,274					3,274
Class of warrant or right, granted, value													$ 9,700
Qualifying CEE									$ 1,109,268
Tranche 1 of private placement [member] | Non-flow-through units issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement													152,941
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares						$ 3.4		$ 3.4					$ 3.4
Proceeds from exercise of warrants													$ 520,000
Shares issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Flow-through premium liability														977,534
Payments for share issue costs														$ 99,624
Shares issued, price per share (in CAD per share) | $ / shares														$ 17
Proceeds from issuing shares														$ 1,661,807
Increase (decrease) in number of shares outstanding, private placement (in shares) | shares														97,753

[1]	334,239 exercised subsequently
[2]	663,700 exercised subsequently
[3]	$0.8114 per warrant exercised.
[4]	$0.3584 per warrant exercised.
[5]	$0.3048 per warrant exercised.
[6]	$0.3584 per warrant exercised
[7]	130,184 exercised subsequently
[8]	10,623 exercised subsequently
[9]	37,000 exercised subsequently
[10]	20,000 exercised subsequently
[11]	10,319 exercised subsequently